Financial instruments by Category (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Interest income	$ 82,440	$ 286,167	$ 259,849
Interest expense	(2,049,071)	(1,497,649)	(1,479,775)
Foreign exchange losses, net	58,966	(5,821,173)	757,828
Other finance costs		(57,959)	(21,858)
Gain from repurchase of non-convertible notes	4,560
Dividend income		57,959	21,858
Interest income from past due invoices	165,063	60,945	115,673
Loss from repurchase of non-convertible notes	(389,435)	(385,224)	(182,494)
Gain from derivative financial instruments	389,435	385,224
Net (loss) / income	(808,888)	(5,511,428)	(491,615)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	82,440	286,167	259,849
Interest expense	(2,049,071)	(1,497,649)	(1,479,775)
Foreign exchange losses, net	58,966	(5,821,173)	757,828
Other finance costs	(184,245)	(194,326)	(166,681)
Gain from repurchase of non-convertible notes	4,560
Dividend income		57,959	21,858
Interest income from past due invoices	165,063	60,945	115,673
Loss from repurchase of non-convertible notes			(367)
Gain from derivative financial instruments
Net (loss) / income	(1,922,287)	(7,108,077)	(491,615)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest expense
Foreign exchange losses, net
Other finance costs
Gain from repurchase of non-convertible notes
Fair value gains of financial assets through profit or loss	723,964	1,211,425	(475,402)
Interest income from past due invoices
Gain from derivative financial instruments	389,435	385,224	182,494
Net (loss) / income	$ 1,113,399	$ 1,596,649	$ (292,908)